Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Trina Solar LTD
Entity Central Index Key	0001382158
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,969,986,404

Consolidated Balance Sheets (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 752,747,586	$ 406,057,906	$ 132,223,776
Restricted cash	38,035,171	72,005,449	44,991,233
Investment in securities	295,715	4,034,296	0
Inventories	79,126,066	81,153,759	85,687,407
Project assets	34,979,030	1,938,519	0
Accounts receivable, net of allowance for doubtful accounts of $1,810,284, $13,859,407 and $19,295,063 as of December 31, 2008, 2009 and 2010, respectively	377,317,525	287,950,162	105,192,782
Current portion of advances to suppliers, net of allowance of $7,944,150, 5,980,338 and $6,143,783 as of December 31, 2008, 2009 and 2010, respectively	81,230,496	41,303,271	42,247,209
Deferred tax assets	10,258,325	5,543,246	2,109,095
Prepaid expenses and other current assets	41,149,147	27,530,847	7,431,877
Total current assets	1,415,139,061	927,517,455	419,883,379
Advances to suppliers	93,248,404	105,188,020	130,351,513
Property, plant and equipment, net	571,466,625	476,857,803	357,593,802
Prepaid land use right	37,047,547	27,422,386	26,915,217
Deferred tax assets	14,667,435	9,926,063	2,807,488
Other noncurrent assets	520,360	1,786,358	2,564,428
TOTAL ASSETS	2,132,089,432	1,548,698,085	940,115,827
Current liabilities:
Short-term borrowings, and current portion of long-term bank borrowings	158,652,178	267,427,776	248,557,724
Accounts payable	188,000,260	186,535,492	62,503,917
Amount due to related parties	668,983	0	0
Income tax payable	34,156,619	12,873,979	3,648,772
Accrued expenses and other current liabilities	82,328,955	48,564,078	21,003,231
Convertible notes	136,262,524	0	0
Total current liabilities	600,069,519	515,401,325	335,713,644
Long-term bank borrowings	299,977,412	182,516,037	14,631,434
Convertible notes	0	133,035,624	129,803,300
Accrued warranty costs	38,710,874	21,023,381	12,473,142
Other noncurrent liabilities	19,684,535	17,409,664	10,993,042
Total liabilities	958,442,340	869,386,031	503,614,562
Commitments and contingencies (Note 17)
Shareholders' equity:
Ordinary shares ( $0.00001 par value; 73,000,000,000 shares authorized, 2,958,183,059, 3,486,901,296 and 3,964,085,356 shares issued and outstanding as of December 31, 2008, 2009 and 2010, respectively)	39,641	34,869	29,581
Additional paid-in capital	642,829,691	459,519,178	312,964,326
Retained earnings	519,770,631	208,317,651	112,091,214
Accumulated other comprehensive income	11,007,129	11,440,356	11,416,144
Total shareholders' equity	1,173,647,092	679,312,054	436,501,265
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,132,089,432	$ 1,548,698,085	$ 940,115,827

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Allowance for doubtful accounts	$ 19,295,063	$ 13,859,407	$ 1,810,284
Allowance for current portion	$ 6,143,783	$ 5,980,338	$ 7,944,150
Shareholders' equity:
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	73,000,000,000	73,000,000,000	73,000,000,000
Common stock, shares issued	3,964,085,356	3,486,901,296	2,958,183,059
Common stock, shares outstanding	3,964,085,356	3,486,901,296	2,958,183,059

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations [Abstract]
Net revenues	$ 1,857,689,274	$ 845,135,575	$ 831,900,852
Cost of revenues	1,273,328,214	607,981,677	667,459,287
Gross profit	584,361,060	237,153,898	164,441,565
Selling expenses	75,677,623	30,939,366	20,302,251
General and administrative expenses	72,710,154	65,406,239	41,113,257
Research and development expenses	18,624,846	5,438,909	3,039,154
Total operating expenses	167,012,623	101,784,514	64,454,662
Income from operations	417,348,437	135,369,384	99,986,903
Foreign exchange (loss) gain	(36,155,829)	9,957,597	(11,801,559)
Interest expense	(33,952,126)	(27,095,079)	(24,557,701)
Interest income	2,590,210	1,666,878	2,943,611
(Loss) gain on change in fair value of derivative	9,475,794	(1,590,098)	(1,067,079)
Other (expense) income, net	215,692	2,613,586	(155,614)
Income before income taxes	359,522,178	120,922,268	65,348,561
Income tax expense	48,069,198	24,695,831	4,609,535
Net income	$ 311,452,980	$ 96,226,437	$ 60,739,026
Earnings per ordinary share
Basic	$ 0.09	$ 0.04	$ 0.02
Diluted	$ 0.08	$ 0.03	$ 0.02
Weighted average ordinary shares outstanding
Basic	3,402,701,503	2,724,185,761	2,501,202,680
Diluted	3,833,713,796	3,131,505,181	2,690,723,390

Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $)	Ordinary Shares	Additional paid-in capital	Retained earning	Accumulated other comprehensive income	Comprehensive income	Total
Beginning balance, shares at Dec. 31, 2007	2,553,367,783
Beginning balance at Dec. 31, 2007	$ 25,533	$ 304,877,619	$ 51,352,188	$ 11,233,465	$ 45,123,216	$ 367,488,805
Share-based compensation		4,024,780				4,024,780
Issuance of restricted shares to employees, shares	17,866,289
Issuance of restricted shares to employees	179					179
Repurchase of restricted shares, shares	(20,370,413)
Repurchase of restricted shares	(204)					(204)
Issuance of ordinary shares under share lending facility, shares	407,319,400
Issuance of ordinary shares under share lending facility	4,073	4,061,927				4,066,000
Net income			60,739,026		60,739,026	60,739,026
Foreign currency translation adjustments				182,679	182,679	182,679
Ending balance, shares at Dec. 31, 2008	2,958,183,059
Ending balance at Dec. 31, 2008	29,581	312,964,326	112,091,214	11,416,144	60,921,705	436,501,265
Share-based compensation		4,278,502				4,278,502
Issuance of restricted shares to employees, shares	12,171,467
Issuance of restricted shares to employees	122					122
Issuance of ordinary shares pursuant to share option plan, shares	2,137,800
Issuance of ordinary shares pursuant to share option plan	22	744,710				744,732
Repurchase of restricted shares, shares	(3,091,030)
Repurchase of restricted shares	(31)					(31)
Issuance of ordinary shares, net of issue costs, shares	517,500,000
Issuance of ordinary shares, net of issue costs	5,175	141,531,640				141,536,815
Net income			96,226,437		96,226,437	96,226,437
Foreign currency translation adjustments				24,212	24,212	24,212
Ending balance, shares at Dec. 31, 2009	3,486,901,296
Ending balance at Dec. 31, 2009	34,869	459,519,178	208,317,651	11,440,356	96,250,649	679,312,054
Share-based compensation		5,955,047				5,955,047
Issuance of restricted shares to employees, shares	27,528,391
Issuance of restricted shares to employees	275					275
Issuance of ordinary shares pursuant to share option plan, shares	4,503,300
Issuance of ordinary shares pursuant to share option plan	45	1,088,931				1,088,976
Repurchase of restricted shares, shares	(9,097,633)
Repurchase of restricted shares	(91)					(91)
Issuance of ordinary shares, net of issue costs, shares	454,250,000
Issuance of ordinary shares, net of issue costs	4,543	176,266,535				176,271,078
Net income			311,452,980		311,452,980	311,452,980
Foreign currency translation adjustments				(433,227)	(433,227)	(433,227)
Ending balance, shares at Dec. 31, 2010	3,964,085,354
Ending balance at Dec. 31, 2010	$ 39,641	$ 642,829,691	$ 519,770,631	$ 11,007,129	$ 311,019,753	$ 1,173,647,092

Consolidated Statements of Cash flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income	$ 311,452,980	$ 96,226,437	$ 60,739,026
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	52,279,855	34,120,465	20,139,856
Share-based compensation	5,955,047	4,278,502	4,024,780
(Gain) loss on change in fair value of investment in securities	812,929	(484,008)
Loss (gain) on change in fair value of derivative	(9,475,794)	1,590,098	1,067,079
Loss on disposal of property, plant and equipment	1,772,161	210,039	341,911
Allowance for accounts receivable, net of recoveries	5,435,656	12,307,522	1,467,471
Allowance for other receivables	1,542,083	2,708,554	118,567
Inventory write-down	10,195,272	23,127,176	21,516,138
Allowance for (recovery of) advances to suppliers	163,445	(1,963,812)	5,866,999
Amortization of convertible bond issuance costs	3,899,771	3,905,195	1,783,387
Changes in operating assets and liabilities:
Inventories	(8,167,579)	(18,593,528)	(48,656,015)
Project assets	(33,040,511)
Accounts receivable	(94,803,019)	(195,064,903)	(34,304,622)
Prepaid expenses and other current assets	(4,935,390)	(26,230,849)	(3,069,452)
Investment in securities	2,925,652	380,331
Advances to suppliers	(28,151,054)	24,140,624	(81,775,315)
Amount due from related parties			613,925
Accounts payable	(2,406,437)	106,769,263	4,503,708
Accrued expenses and other current liabilities	33,764,877	27,560,847	7,110,807
Accrued warranty costs	17,687,493	8,550,239	7,987,007
Other noncurrent liabilities	(5,179,337)	(1,060,183)	803,699
Income tax payable	21,282,640	9,225,207	2,242,882
Deferred taxes	(9,456,451)	(10,552,726)	(3,442,023)
Prepaid land use right	(9,625,161)
Net cash (used in) provided by operating activities	263,929,128	101,150,490	(30,920,185)
Investing activities:
Purchases of property, plant and equipment	(144,124,272)	(136,482,581)	(165,420,697)
Prepaid land use right		(507,169)	(21,675,312)
Subsidies of government for property, plant and equipment	7,454,208	7,476,804	10,189,345
Proceeds from disposal of property, plant and equipment	3,622	150,388
Increase in investments in affiliates	(155,888)
Decrease (increase) in restricted cash	33,970,278	(27,014,216)	58,384,248
Net cash used in investing activities	(102,852,052)	(156,376,774)	(118,522,416)
Financing activities:
Proceeds from exercise of share options	1,088,976	744,732
Proceeds from issuance of ordinary shares, net of issuance costs	176,271,078	141,536,815
Proceeds from issuance of convertible notes, net of issuance costs of $7,624,301			130,375,699
Proceeds from short-term bank borrowings	375,979,373	536,530,305	191,281,784
Repayment of short-term bank borrowings	(484,754,971)	(532,291,687)	(106,287,149)
Proceeds from long-term bank borrowings	117,461,375	182,516,037	6,417,432
Net cash provided by financing activities	186,045,831	329,036,202	221,787,766
Effect of exchange rate changes	(433,227)	24,212	182,679
Net change in cash and cash equivalents	346,689,680	273,834,130	72,527,844
Cash and cash equivalents at the beginning of the year	406,057,906	132,223,776	59,695,932
Cash and cash equivalents at the end of the year	752,747,586	406,057,906	132,223,776
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	29,825,019	25,896,059	20,199,372
Income taxes paid	33,410,763	26,023,351	6,605,810
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in accounts payable	46,603,004	51,143,192	33,880,879
Settlement of advances to suppliers in exchange for investment in securities		$ 3,930,619

Consolidated Statements of Cash flows (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2008
Financing activities:
Convertible notes, issuance costs	$ 7,624,301

Organization and Principal Activities	12 Months Ended
Dec. 31, 2010
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
Trina Solar Limited (“Trina”) was incorporated under the laws of the Cayman Islands on March 14, 2006. As of December 31, 2010, the major subsidiaries of Trina are included in Appendix 1.
Trina Solar Limited, its subsidiaries and variable interest entities (“VIE”) (collectively the “Company”) are principally engaged in the manufacturing and selling of solar modules in the People’s Republic of China (the “PRC”) and overseas.
In 2009, Trina began entering into arrangements to develop commercial solar power systems (“project assets”). For each project, a special purpose vehicle (“SPV”) is established for the purpose of holding the project assets and is funded via a nominal equity contribution by an engineering procurement and construction contractor. Trina, through a series of contractual arrangements, among other things, (i) supplies all solar modules and other related products to the SPV, which are a significant component of project asset cost, (ii) has substantive management rights and oversight in the SPV and the construction process, and (iii) is contractually required to acquire the project assets upon construction completion. As a result, Trina has a controlling financial interest in the SPVs and is deemed their primary beneficiary and, accordingly, the financial position and results of operations, if any, of the SPVs are included in the consolidated financial statements of the Company. The details of the project assets are discussed in Note 2(j). All SPVs are included in Appendix 1.
On January 19, 2010, the Company changed the ratio of its ordinary shares to American Depositary Shares (“ADSs”) from one hundred (100) ordinary shares to one ADS to fifty (50) ordinary shares to one ADS. Such transaction has been retroactively reflected for all periods presented.

Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Principal Accounting Policies [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
(a)	Basis of presentation
The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of Trina, its subsidiaries and VIEs. The Company has eliminated all inter-company transactions and balances during consolidation.

(b)	Use of estimates
The preparation of the consolidated financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance for doubtful accounts and advances to suppliers, inventory valuation, the economic useful lives of long-lived assets, asset impairments, fair value of foreign currency derivatives, provision for uncertain tax positions and tax valuation allowances, accrued warranty expenses, and certain assumption used in the computation of share-based compensation and related forfeiture rates.
(c)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.
(d)	Restricted cash
Restricted cash is comprised of bank deposits held as collateral for letters of credit, commercial paper, bank drafts and bank borrowings as well as amounts held by counterparties under forward contracts. These deposits carry fixed interest rates and will be released when the bank borrowings are repaid or the related letters of credit are settled by the Company. The Company considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., repayment of bank borrowings or settlement of letters of credit) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Company has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

(e)	Fair value of financial instruments
The Company estimates fair value of financial assets and liabilities as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants. The fair value measurement guidance establishes a three-level fair value hierarchy that prioritizes the inputs into the valuation techniques used to measure fair value.
• Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
• Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.
• Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use to price an asset or liability.
When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates.

(f)	Investment in securities
Investment in securities represents marketable securities acquired principally for the purpose of sale in the near term and, as a result, is classified as a trading security. The investment is reported at fair value, with gains or losses resulting from changes in fair value recognized in earnings.
(g)	Investment in equity affiliates
Affiliated companies are entities over which the Company has significant influence, but which it does not control. The Company generally considers an ownership interest of 20% or higher to represent significant influence. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Company’s share of the profits or losses of affiliated companies is recognized in the income statement and its shares of movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other-than-temporary. As of December 31, 2010, the Company has equity investment in affiliates with a carrying amount of $155,888.
(h)	Receivables and Allowance for Doubtful Accounts.
The Company maintains allowances for doubtful accounts for uncollectible accounts receivable. Estimated anticipated losses from doubtful accounts are based on days past due, historical collection history, and other factors.

(i)	Inventories
The Company reports inventories at the lower of cost or market. The Company determines cost on a weighted-average basis. These costs include direct material, direct labor, tolling manufacturing costs, and fixed and variable indirect manufacturing costs, including depreciation and amortization.
The Company regularly reviews the cost of inventory against its estimated fair market value and records a lower of cost or market write-down if any inventories have a cost in excess of estimated market value. In addition, the Company regularly evaluates the quantity and value of its inventory in light of current market conditions and market trends and record write-downs for any quantities in excess of demand and for any product obsolescence. This evaluation considers historic usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, product merchantability and other factors. The Company also writes off silicon materials that may not meet its required specifications for inclusion in its manufacturing process. These materials are periodically sold for scrap.
The Company has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (silicon, ingots, wafers or cells) to the third-party manufacturers.
For those outsourcing arrangements in which title does not transfer, the Company maintains the inventory in the balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory.
For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Company is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Company retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost.

(j)	Project assets
Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power project. These costs include modules, installation and other development costs, such as legal, consulting and permitting. Once the Company enters into a definitive sales agreement, the project assets are reclassified to deferred project costs on the consolidated balance sheets until all criteria for sale recognition have been met. While the project assets are not constructed for a specific customer, the Company intends to sell the project assets upon their completion.
Project assets consisted of the following at December 31, 2009 and 2010:

	December 31,	December 31
	2009	2010
	$	$
Project assets — Module cost	1,669,040	13,350,157
Project assets — Development	—	19,609,382
Project assets — Others	269,479	2,019,491

Total project assets	1,938,519	34,979,030

Total current liabilities	—	12,684,581

Total liabilities	—	12,684,581

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Company considers a number of factors, including changes in environmental, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease.

(k)	Property, plant and equipment, net
The Company reports its property, plant and equipment at cost, less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. The Company expenses repair and maintenance costs when they are incurred. A summary of interest costs incurred is as follows:

	Year ended December 31,
	2008	2009	2010
	$	$	$
Total interest incurred	26,025,305	28,527,579	35,754,067
Less: Interest capitalized	1,467,604	1,432,500	1,801,941

Interest expenses	24,557,701	27,095,079	33,952,126

The Company computes depreciation expense using the straight-line method over the estimated useful lives of the assets presented below.

Years

Buildings	10–20
Plant and machinery	5–10
Motor vehicles	3–5
Electronic equipment, furniture and fixtures	3–5
(l)	Prepaid land use right
The Company’s prepaid land use rights are reported at cost and are charged to income ratably over 50 years, in accordance with the term of the land use right agreement.

(m)	Long-lived assets
The Company evaluates its long-lived tangible assets and definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events include but are not limited to significant current period operation or cash flow losses associated with the use of a long-lived asset or group of assets combined with a history of such losses, significant changes in the manner of use of assets and significant negative industry or economic trends. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. No impairments were recorded during the years ended December 31, 2008, 2009 and 2010.
(n)	Income taxes
The Company accounts for income taxes using the asset and liability method whereby the Company calculates the deferred tax asset or liability account balances at the balance sheet date using tax laws and rates expected to apply to taxable income in the periods in which deferred tax assets or liabilities are expected to be realized or settled. The Company establishes valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred taxes related to the U.S. GAAP basis in excess of the tax basis in the investment in the Company’s foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.
Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position.

(o)	Revenue recognition
The Company recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. Its sales agreements typically contain customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions.
The Company recognizes sales of its solar modules based on the terms of the specific sales. Generally, it recognizes sales when the modules have been delivered to the customers’ designated point of shipment, which may include commercial docks or commercial shipping vessels. The Company extends credit terms of up to 90 days to customers with good creditworthiness as determined by the Company’s credit assessment. For limited sales transactions with customers whose creditworthiness is doubtful, the Company requests cash payment before delivery and records such receipts as advances from customers. For customers to whom credit terms are extended, the Company only recognizes revenue when collectability is reasonably assured. The Company assesses collectability based on a number of factors, including past customer transaction history and customer credit analysis.
The Company recognizes revenue related to long-term solar systems integration on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. With respect to its short-term solar systems integration, the Company recognizes the sales on a completed-contract method. The completed-contract method recognizes income only when the contract is completed, or substantially so. Accordingly, costs of contracts in process and current billings are accumulated but there are no interim charges or credits to income other than provisions for losses. A contract may be regarded as substantially completed if remaining costs are not significant in amount. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly.
The Company may enter into multiple element arrangements which can include, in addition to solar modules, installation or training, product manuals and materials and limited technical maintenance support. The Company is not contractually obligated to provide returns or refunds in the event these additional elements are not delivered. To date, these additional elements have been deemed to be inconsequential or perfunctory and the Company has recognized revenue upon the delivery of the solar modules, the predominant deliverable in the total contract, provided all other revenue recognition criteria have been met. Addition, the Company accrues the estimated cost of the unperformed obligations.

(p)	Shipping and handling costs
Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to solar module sales of $5,951,760, $11,950,752 and $39,159,748 are included in selling expenses for the years ended December 31, 2008, 2009 and 2010, respectively. Shipping and handling costs relating to inventory purchases of $2,689,445, $844,385 and $810,783 are included as a component of cost of revenues for the years ended December 31, 2008, 2009 and 2010, respectively.
(q)	Research and development
Research and development costs are incurred during the period the Company is developing new products or refining existing products or technologies. Its research and development costs consist primarily of compensation and related costs for personnel, material, supplies, equipment depreciation and laboratory testing costs. These costs are expensed as incurred until the products have been developed and tested and are ready for production and sale.
(r)	Government grants
The Company periodically qualifies for grants from the PRC government for achieving certain research and development milestones. It records these grants as an offset to its research and development expenses in the periods in which the Company earns them. Grants that it receives prior to when the Company achieves the specified milestone are reported as a liability. The Company recorded $975,824, $581,298 and $699,228 of earned grants as reductions of research and development expenses for the years ended December 31, 2008, 2009 and 2010, respectively. Government grants related to assets are recorded as deferred liabilities and are recognize as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grant for assets of $10,189,345, $7,476,804 and $7,454,208 during the years ended December 31, 2008, 2009 and 2010, respectively, and recognized $27,161, $1,160,699 and $4,480,108 as an offset to depreciation expense for the years ended December 31, 2008, 2009 and 2010, respectively.

(s)	Product warranties
The Company provides a limited warranty to the original purchasers of its solar modules for two or five years, in relation to defects in materials and workmanship, and 25 years in relation to minimum power output. The Company accrues warranty costs when recognizing revenue and recognizes such costs as a component of selling expense. Warranty costs primarily consist of replacement costs for parts and materials and labor costs for maintenance personnel. Due to its limited solar module manufacturing history, the Company does not have a significant history of warranty claims. Based on its best estimates of both future costs and the probability of incurring warranty claims, the Company currently accrues for product warranties at 1% of solar module sales. The Company derives its estimates from a number of factors, including (1) an analysis of actual historical costs incurred in connection with its warranty claims, (2) an assessment of competitors’ accrual and claim history and (3) results from academic research, including industry-standard accelerated testing, and other assumptions that the Company believes to be reasonable under the circumstances. The Company acknowledges that such estimates are subjective and will continue to analyze its claim history and the performance of its products compared to its competitors and academic research results to determine whether the accrual is adequate. Should the Company begin to experience warranty claims different from its accrual rate, the Company will prospectively revise the warranty accrual rate.
(t)	Foreign currency translation and foreign currency risk
The United States dollar (“US dollar”), the currency in which a substantial portion of the Company’s transactions are denominated, is used as the functional and reporting currency of the Company. Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the date the transactions occurred. Transaction gains and losses are recognized in the statements of operations.
Prior to January 1, 2008, the financial records of the Company’s principal operating subsidiary in the PRC, Trina China, were maintained in Renminbi (“RMB”), the local currency To respond to the significant changes in economic facts and circumstances, Trina China changed its functional currency from RMB to the US dollar, effective January 1, 2008.
The financial records of the Company’s subsidiaries are maintained in local currencies other than US dollar, such as RMB and Euro, which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the statement of shareholders’ equity.

(t)	Foreign currency translation and foreign currency risk — continued
The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $71,936,716, $125,551,705 and $309,578,293 as of December 31, 2008, 2009 and 2010, respectively.
(u)	Concentrations of credit risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of accounts receivable and advances to suppliers. The Company conducts credit evaluations of its customers and requires customers to post letters of credit to secure payment or to make significant down payments. The Company generally has not required collateral or other security interests from its suppliers but it performs ongoing credit evaluations of the suppliers’ financial condition. The Company raises an allowance for doubtful accounts primarily based on the age of the receivables or advances to suppliers, previous loss history and the counterparties’ current ability to fulfill its obligation.
The Company assesses creditworthiness of customers before conducting business with them. This assessment is primarily based on historical collection records, customer onsite visits by senior management and information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures us against customer credit default. Using this information, the Company further evaluates the potential effect of a delay in financing on the customers’ liquidity and financial position, their ability to draw down financing as well as their ability and intention to pay should it not obtain the related financing. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not sell the products or sell on a cash or prepayment basis. Therefore, based on the strict credit assessment, the Company attempts to conduct business with those customers having the ability and intent to pay. The Company has not had significant collections issues for receivables generated from sales of products or significant default issues related to advance to suppliers.
(v)	Share-based compensation
The Company’s share-based payment transactions with employees, such as restricted shares and share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

(w)	Derivative financial instruments
The Company’s primary objective for holding derivative financial instruments is to manage currency risk. The Company records derivative instruments as assets or liabilities, measured at fair value. The recognition of gains or losses resulting from changes in fair values of those derivative instruments is based on the use of each derivative instrument and whether it qualifies for hedge accounting.
The Company entered into certain forward foreign exchange contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The foreign exchange hedge contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency hedge contracts are recognized in the statement of operations. During the years ended December 31, 2008, 2009 and 2010, the Company recorded change in fair value of forward foreign currency exchange contracts of $(1,067,079), $(1,590,098) and $9,475,794, respectively, which has been recorded in (loss) gain on change in fair value of derivatives in the consolidated statements of operations.

(x)	Earnings per share
Basic earnings per share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in loss periods as their effects would be anti-dilutive.
The following table sets forth the computation of the basic and diluted income from operations per share for the periods indicated:

	Year ended December 31,
	2008	2009	2010
	As adjusted	As adjusted
	$	$	$
Net income from operations attributable to ordinary shareholders — basic	60,739,026	96,226,437	311,452,980
Finance charge related to convertible notes	4,003,500	9,425,195	9,419,771

Net income from operations attributable to ordinary shareholders — diluted	64,742,526	105,651,632	320,872,751

Weighted average number of ordinary shares outstanding — basic	2,501,202,680	2,724,185,761	3,402,701,503
Nonvested restricted shares	3,158,126	—	16,977,041
Share options	—	—	6,715,832
Convertible notes	186,362,584	407,319,420	407,319,420

Weighted average number of ordinary shares outstanding — diluted	2,690,723,390	3,131,505,181	3,833,713,796

Earnings per ordinary share from operations — basic	0.02	0.04	0.09

Earnings per ordinary share from operations — diluted	0.02	0.03	0.08

Diluted income per share for the year ended December 31, 2008, 2009 and 2010 excludes 12,642,079, 24,337,277 and 27,113,457 shares issuable upon exercise of share options, respectively, as their inclusion would have been anti-dilutive.
The call option on the Loaned Shares (see Note 11) has been excluded in the computation of basic EPS as the Company has concluded that the Loaned Shares are not considered issued for accounting purposes as existing shareholders are not expected to be affected by the issuance due to (a) the existence of the collateral arrangement and (b) the requirement that the holders of the Loaned Shares return any dividends received. The call option on the Loaned Shares has been considered in the computation of diluted EPS using the treasury stock method with the fair value of the collateral representing the assumed proceeds for the issuance of the underlying shares. For the year ended December 31, 2008, 2009 and 2010, there were no incremental shares included in the diluted EPS computation in regard to the Loaned Shares.
(y)	Recently issued accounting pronouncements
In December 2010, the FASB issued ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations. This ASU specifies that if a public company presents comparative financial statements, the entity should only disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. The adoption of ASU 2010-29 will not impact the Company’s financial position, results of operations, or cash flows, as its requirements only pertain to financial statement footnote disclosure.

Allowance for Doubtful Receivables	12 Months Ended
Dec. 31, 2010
Allowance for Doubtful Receivables [Abstract]
ALLOWANCE FOR DOUBTFUL RECEIVABLES
3.	ALLOWANCE FOR DOUBTFUL RECEIVABLES
Allowance for doubtful receivables are primarily comprised of allowances for account receivables and advances to suppliers. An analysis of allowance for doubtful receivables for the years ended December 31, 2008, 2009 and 2010 is as follows:

	At December 31
	2008	2009	2010
	$	$	$

Balance, beginning of the year	342,813	1,810,284	13,859,407
Allowance made during the year	1,467,471	12,694,191	5,435,656
Recoveries	—	(386,668)	—
Amount written-off against allowance	—	(258,400)	—

Balance, end of the year	1,810,284	13,859,407	19,295,063

An analysis of allowance for other receivables for the years ended December 31, 2008, 2009 and 2010 is as follows:

	At December 31
	2008	2009	2010
	$	$	$

Balance, beginning of the year	125,399	243,966	2,952,520
Allowance made during the year	118,567	2,708,554	1,542,083
Recoveries	—	—	—

Balance, end of the year	243,966	2,952,520	4,494,603

An analysis of allowance for advances to suppliers for the years ended December 31, 2008, 2009 and 2010 is as follows:

	At December 31
	2008	2009	2010
	$	$	$

Balance, beginning of the year	2,077,151	7,944,150	5,980,338
Allowance made during the year	5,866,999	262,283	163,445
Recoveries	—	(2,226,095)	—

Balance, end of the year	7,944,150	5,980,338	6,143,783

Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
INVENTORIES
4.	INVENTORIES
Inventories consisted of the following:

	At December 31
	2008	2009	2010
	$	$	$

Raw materials	30,697,470	11,099,173	20,245,059
Work in progress	26,796,504	22,649,446	32,752,761
Finished goods	28,193,433	47,405,140	26,128,246

Total	85,687,407	81,153,759	79,126,066

In 2008, 2009 and 2010, inventory was written down by $21,516,138, $23,127,176 and $10,195,272, respectively, to reflect the lower of cost or market.

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
5.	PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net consisted of the following:

	At December 31
	2008	2009	2010
	$	$	$

Buildings	33,815,202	85,720,215	91,339,302
Plant and machinery	233,846,906	314,607,086	473,066,882
Motor vehicles	1,132,838	1,487,518	1,994,773
Electronic equipment, furniture and fixtures	27,277,314	46,811,898	59,886,131

	296,072,260	448,626,717	626,287,088
Less: Accumulated depreciation	(27,453,759)	(61,442,832)	(115,637,197)

	268,618,501	387,183,885	510,649,891
Construction in progress	88,975,301	89,673,918	60,816,734

Property, plant and equipment, net	357,593,802	476,857,803	571,466,625

Depreciation of property, plant and equipment was $20,139,856, $34,120,465 and $52,279,855 for the years ended December 31, 2008, 2009 and 2010, respectively.
Construction in progress primarily represents the construction of new plants that include several new production lines and the machinery under installation.
As of December 31, 2008, 2009, and 2010, the Company has pledged property, plant and equipment with a total carrying amount of $218,490,834, $203,740,504 and $187,981,989 respectively, to secure short-term bank borrowings (see Note 10).

Prepaid Land Use Right	12 Months Ended
Dec. 31, 2010
Prepaid Land Use Right [Abstract]
PREPAID LAND USE RIGHT
6.	PREPAID LAND USE RIGHT
Prepaid land use right represented land use rights for the Company’s business operations. Amounts recognized in profit and loss related to the prepaid land use rights were $221,624, $558,888 and $632,698 for the years ended December 31, 2008, 2009 and 2010, respectively.
At December 31, 2008, 2009 and 2010, the land use right certificates for a certain portion of the Company’s land use rights amounting to $nil, $6,396,732 and $nil, respectively, had not been obtained.
As of December 31, 2008, 2009 and 2010, land use rights of $2,557,672, $27,422,386 and $7,748,019 were pledged as collateral to secure the bank borrowings respectively. (see Note 10).

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2010
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
7.	DERIVATIVE FINANCIAL INSTRUMENTS
The following tables present the fair values of derivative instruments included in the Company’s consolidated balance sheets as of December 31, 2008, 2009 and 2010:

	December 31, 2008
	Other Assets -	Other Liabilities -
	Current	Current
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	$—	$1,067,079

Total derivative instruments	$—	$1,067,079

	December 31, 2009
	Other Assets -	Other Liabilities -
	Current	Current
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	$7,307,485	$—

Total derivative instruments	$7,307,485	$—

	December 31, 2010
	Other Assets -	Other Liabilities -
	Current	Current
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	$8,131,716	$15,988,091

Total derivative instruments	$8,131,716	$15,988,091

See Note 8. “Fair Value Measurement,” to the Company’s consolidated financial statements for information about the techniques the Company uses to measure the fair value of its derivative instruments.

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2008, 2009 and 2010:

	Amount of Gain (Loss) on Derivatives
	Recognized in Income
	Year Ended	Location of Gain (Loss) Recognized in
Derivative Type	December 31, 2008	Income on Derivatives
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	$(1,067,079)	Gain (loss) on change in fair value of derivative

	Amount of Gain (Loss) on Derivatives
	Recognized in Income
	Year Ended	Location of Gain (Loss) Recognized in
Derivative Type	December 31, 2009	Income on Derivatives
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	$(1,590,098)	Gain (loss) on change in fair value of derivative

	Amount of Gain (Loss) on Derivatives
	Recognized in Income
	Year Ended	Location of Gain (Loss) Recognized in
Derivative Type	December 31, 2010	Income on Derivatives
Derivatives not designated as hedging instrument:
Foreign exchange forward contracts	$9,475,794	Gain (loss) on change in fair value of derivative

Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT
8.	FAIR VALUE MEASUREMENT
The Company does not have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2008, 2009 and 2010.
As of December 31, 2008, 2009 and 2010, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair Value Measurements at December 31, 2008
Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant Other	Significant
	Carrying	Markets for	Observable	Unobservable
	Value on the	Identical Assets	Inputs	Inputs
	Balance Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Liabilities:
Foreign exchange forward contract	1,067,079	—	1,067,079	—

Total liabilities	1,067,079	—	1,067,079	—

		Fair Value Measurements at December 31, 2009
		Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant Other	Significant
	Carrying	Markets for	Observable	Unobservable
	Value on the	Identical Assets	Inputs	Inputs
	Balance Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Investment in securities	4,034,296	4,034,296	—	—
Foreign exchange forward contract	7,307,485	—	6,711,233	596,251

Total assets	11,341,781	4,034,296	6,711,233	596,251

		Fair Value Measurements at December 31, 2010
		Using
		Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:

Investment in securities	295,715	295,715	—	—

Foreign exchange forward contract	8,131,716	—	5,622,316	2,509,400

Liabilities:				—
Foreign exchange forward contract	(15,988,091)	—		(15,988,091)

Net liabilities	(7,560,660)	295,715	5,622,316	(13,478,691)

A summary of changes in Level 3 foreign exchange forward contracts for the year ended December 31, 2009 and 2010 is as follows:

	As of December 31
	2008	2009	2010

Beginning balance	$—	—	596,251
Total gain or losses (realized/unrealized)	—		—
Included in earnings	—	596,251	(13,478,691)
Including in other comprehensive income	—	—	—
Settlements	—	—	(596,251)
Transfer in and/or out of level 3	—	—	—

Ending balance	$—	596,251	(13,478,691)

The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at the reporting date	$—	596,251	(14,074,942)

Following is a description of the valuation techniques that the Company uses to measure the fair value of assets and liabilities measured at fair value on a recurring basis under the fair value measurement guidance as well as the basis for classification of such instruments pursuant to the valuation hierarchy established under the guidance:
• Investment in trading securities — Investment in trading securities consist of marketable equity shares that are measured using the closing stock prices from the exchange market on which they are traded. Such investments are classified as Level 1 in the hierarchy.

• Derivative assets and liabilities — The Company’s derivative assets and liabilities relate to foreign exchange contracts involving major currencies. Since its derivative assets and liabilities are not traded on an exchange, the Company values them using valuation models. The valuation of certain foreign currency contracts used interest rate yield curves and foreign exchange rates as the significant inputs in the valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, such contracts are classified as Level 2 in the hierarchy. The fair value of the remaining foreign currency contracts are computed using the Monte Carlo pricing method based on assumptions supported by quoted market prices or rates, adjusted for the specific features of these instruments. Such contracts are classified as Level 3 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.
• Fair value of other assets and liabilities — The fair value of the Company’s non-current portion of advance to suppliers as of December 31, 2010 is estimated by discounted future cash flow technique using an interest rate corresponding to debt with similar maturities on the measurement date. The fair value of the Company’s convertible notes is estimated based on the quoted price from an over-the-count market on the valuation date.
The estimated fair value of the Company’s other assets and liabilities, including accounts receivables, current portion of advances to suppliers, accounts payable, income tax payable, accrued expenses and short-term borrowings, approximates their carrying value at December 31, 2008, 2009 and 2010 due to their short-term nature. The carrying value of the Company’s bank borrowings and long-term payables approximates their fair value as the balances were recently entered into and market rates had not fluctuated significantly prior to the balance sheet dates.
The following table presents the financial instruments for which fair value does not approximate carrying value as of December 31, 2008, 2009 and 2010:

	As of December 31, 2008		As of December 31, 2009		As of December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value

Non-current portion of advance to suppliers	$130,351,513	$126,885,880	$105,188,020	$101,528,564	$93,248,404	$91,059,441
Convertible debt	129,803,300	69,000,000	133,035,624	244,000,000	136,262,524	212,387,520

Investment in Securities	12 Months Ended
Dec. 31, 2010
Investment in Securities [Abstract]
INVESTMENT IN SECURITIES
9.	INVESTMENT IN SECURITIES
Trading securities outstanding at fiscal year-end were as following:

	December 31, 2010
	Cost	Fair Value
	$	$
Marketable securities	975,636	295,715

Total	975,636	295,715

Bank Borrowings	12 Months Ended
Dec. 31, 2010
Bank Borrowings [Abstract]
BANK BORROWINGS
10.	BANK BORROWINGS
The Company’s bank borrowings consisted of the following:

	At December 31
	2008	2009	2010
	$	$	$
Bank borrowings
Short-term	248,557,724	234,329,742	117,055,761
Long-term, current portion	—	33,098,034	41,596,417

Total current	248,557,724	267,427,776	158,652,178

Long-term, non-current portion	14,631,434	182,516,037	299,977,412

Total	263,189,158	449,943,813	458,629,590

Short-term borrowings
The Company’s short-term bank borrowings consisted of the following:

	At December 31
	2008	2009	2010
	$	$	$

Short-term borrowings guaranteed by Trina	31,047,999	78,989,279	15,000,000
Short-term borrowings secured by restricted cash	20,846,779	1,990,098	—
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd.	72,499,574	114,085,704	77,455,761
Unsecured short-term borrowings	64,569,207	39,264,661	24,600,000
Short-term borrowings guaranteed by third parties	57,794,165	—	—
Short-term borrowings secured by accounts receivable	1,800,000	—	—

Total	248,557,724	234,329,742	117,055,761

The average interest rate on short term borrowings was 7.11%, 5.14% and 4.04% per annum for the years ended December 31, 2008, 2009 and 2010, respectively. The funds borrowed under the above short-term arrangements have no covenants or restrictions, and are repayable within one year.
The Company has short-term bank facilities of  $483,851,907,  $590,622,009 and  $1,741,578,929 with various banks, of which  $282,496,077,  $327,899,446 and  $650,880,259 had been drawn down and  $201,355,830,  $262,722,563 and  $1,090,698,670 were available as of December 31, 2008, 2009 and 2010, respectively. Those short-term bank facilities are renewable annually by mutual agreement between the parties.
Long term borrowings
In 2008, the Company obtained  $6,417,432 in new long-term bank loans, secured by building and machinery of Trina China, due 2011. The balance outstanding as of December 31, 2008 was  $14,631,434. During the year ended December 31, 2008, the average interest rate was approximately 7.12% per annum.
On September 8, 2009, Trina China entered into a five-year credit facility (the “Facility”) with a syndicate of banks for  $303,279,927, of which  $269,215,313 is designated solely for the expansion of the Company’s production capacity with the remaining to be used to supplement working capital requirements once the capacity expansion is completed. The facility can be drawn down either in RMB or US dollar. As of December 31, 2010, the Company had drawn down  $275,086,596 under the Facility. The remaining Facility can only be drawn down on or after completion of capacity expansion. The weighted average interest rate for borrowings under the Facility was 5.53%. Interest is payable quarterly or biannually in arrears for loans denominated in RMB and US dollars, respectively. The interest rate on RMB-denominated borrowings is 110% of the rate stipulated by the Chinese central bank for loans of similar duration. The interest rate on US dollar-denominated borrowings is the six month London Interbank Offered Rate plus 300 basis points. The Facility is guaranteed by Trina as well as the Company’s chief executive officer and his wife and is further collateralized by the property, plant and equipment for which the Facility will be used to construct, and the related land use right. Borrowings outstanding as of December 31, 2010 are payable on a biannual basis, commencing October 27, 2011. For purposes of the expansion, the Company is required to match Facility draws with an equal amount of cash from sources other than the Facility. The Facility contains certain financial covenants which require that specified debt to total assets ratio, return on net equity and income to interest ratio be maintained. The Company was in compliance with the covenants as of December 31, 2010.
On January 11, 2010, Trina Solar (Luxembourg) S.A.R.L and Chinese Country Development Bank (“CDB”) entered into a fifteen-year credit facility (the “CDB Facility”) for EUR 100.0 million, which is designated solely for the construction of 28.8MW in project assets. As of December 31, 2010, the Company had drawn down EUR 50.0 million ( $66.5 million) under the CDB Facility. The weighted-average interest rate for the borrowings was 4.00% for the year ended December 31, 2010 and is computed as the 6-month EURIBOR plus 300 basis points. The facility is guaranteed by Trina China. The Company is required to match the Facility draws with the construction of the solar plants.

Future principal payments under the above long-term borrowings as of December 31, 2010 are as follows:

Fiscal Years Ending December 31,	$

2011	41,596,417
2012	80,685,071
2013	98,510,083
2014	96,514,418
Thereafter	24,267,840

Total	341,573,829

Convertible Senior Notes	12 Months Ended
Dec. 31, 2010
Convertible Senior Notes [Abstract]
CONVERTIBLE SENIOR NOTES
11.	CONVERTIBLE SENIOR NOTES
On July 23, 2008, the Company issued  $138 million of 4% Convertible Senior Notes (the “Notes”). The Notes mature on July 15, 2013 and bear interest at a rate of 4.00% per annum, payable in arrears semi-annually on January 15 and July 15, beginning January 15, 2009.
Conversion. The initial conversion rate is 59.0318 ADSs per  $1,000 initial principal amount, which represents an initial conversion price of approximately  $16.94 per American Depository Share (“ADS”). The Notes are convertible at any time prior to maturity. The conversion rate is subject to change for certain anti-dilution events and upon a change in control (“a Fundamental Change”). If the holders elect to convert the Notes upon a Fundamental Change, the conversion rate will increase by a number of additional shares as determined by reference to an adjustment schedule based on the date on which the change in control becomes effective and the price paid per ADS in the transaction (referred to as the “Fundamental Change Make-Whole Premium”). However, the conversion rate, including any additional ADSs added to the conversion rate in connection with a Fundamental Change, will not exceed 71.4286 ADSs (which is equal to a conversion price of  $14.00 per ADS).
Redemption. The holders may require the Company to repurchase all or portion of the Notes for cash on July 15, 2011, or upon a Fundamental Change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. In the event of default, as defined in the agreement, the holders of 25% or more of the Notes may immediately require the Company to redeem the Notes and associated interest. As of December 31, 2010, the Company classified the Notes as a current liability on the consolidated balance sheets as the holders have the option to redeem the Notes on July 15, 2011. As of December 31, 2010, the Company classified the Notes as a current liability on the consolidated balance sheets as the holders have the option to redeem the Notes on July 15, 2011.
Proceeds to the Company were  $132,392,740, net of issuance costs of  $5,607,260, which are being amortized over the period from July 23, 2008, the date of issuance, to July 15, 2011, the earliest redemption date, using the effective interest method. Amortization expense for the year ended December 31, 2008, 2009 and 2010 was  $1,783,387,  $3,905,195 and  $3,899,771, respectively.

Share Lending Agreement. Concurrent with the offering of the Notes, the Company issued 8,146,388 ADSs at a price equal to par, or  $0.0005 per ADS (the “Loaned Shares”), to one of the underwriters of the Notes (“Underwriter”). The purpose of the Loaned Shares is facilitating privately negotiated transactions in which the ultimate holder of the Notes (the “ADS Borrower”) may elect to hedge their investment in the Notes.
The Loaned Shares must be returned to the Company by the earliest of (a) the maturity date of the Notes, July 15, 2013, (b) upon the Company’s election to terminate the Share Lending Agreement at any time after the later of (x) the date on which the entire principal amount of the Notes ceases to be outstanding, and (y) the date on which the entire principal amount of any additional convertible securities that the Company has in writing consented to permit the ADS Borrower to hedge under the Share Lending Agreement ceases to be outstanding, in each case, whether as a result of conversion, redemption, repurchase, cancellation or otherwise; and (c) the termination of the Share Lending Agreement. The Company is not required to make any payment to the Underwriter or ADS Borrower upon the return of the Loaned Shares.
The Underwriter has agreed to post collateral, either in cash or other assets, having a market value equal to at least 100% of the market value of the Loaned Shares during the term of the Share Lending Agreement. The Company may notify the Underwriter if the fair value of such collateral is lower than the fair value of the Loaned Shares by more than  $100,000. The Company has no right to sell or re-pledge the collateral. If the Underwriter is unable to return the Loaned Shares when required by the terms of the Share Lending Agreement, the Company may take delivery of the collateral equal to the fair value of the Loaned Shares.
The Underwriter is required to remit to the Company any dividends paid to the holders of the Loaned Shares. The Underwriter has agreed not to vote the Loaned Shares to the extent it is the shareholder of record. An ADS Borrower has the ability to vote without restriction.
The Company has accounted for the Share Lending Agreement at fair value and recognized it as an issuance cost associated with the convertible debt offering (see Note 20). As a result, additional debt issuance costs of  $4.1 million were recorded on the issuance date with a corresponding increase to additional paid-in capital. The debt issuance costs are amortized over the life of the Notes using the effective interest method.
Although legally issued, the Company has not considered the Loaned Shares issued for accounting purposes. As a result, any cash collateral, to the extent posted by the ADS Borrower, is not considered attributable to the issuance of shares. To the extent cash collateral is posted, the Company will record the cash as an asset on its balance sheet with an offsetting liability recorded to reflect the collateral receipt as the proceeds of a borrowing. To the extent the ADS Borrower is in default under the Share Lending Agreement, non-cash collateral would likewise be recorded on the Company’s consolidated balance sheet. As of December 31, 2010, the ADS Borrower has posted non-cash collateral and the ADS Borrower is not in default.

Accrued Warranty Costs	12 Months Ended
Dec. 31, 2010
Accrued Warranty Costs [Abstract]
ACCRUED WARRANTY COSTS
12.	ACCRUED WARRANTY COSTS
The movement of the Company’s accrued warranty costs is summarized below:

	For the year ended December 31,
	2008	2009	2010
	$	$	$
Beginning balance	4,486,135	12,473,142	21,023,381
Warranty provision	7,987,007	8,550,239	17,895,942
Warranty costs incurred	—	—	(208,449)

Ending balance	12,473,142	21,023,381	38,710,874

Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
13.	SHARE-BASED COMPENSATION
The Company measures share-based compensation cost on the grant date at the fair value of the award and recognizes this cost as an expense over the grant recipients’ requisite service periods.
The following table presents the Company’s share-based compensation expense by type of award:

	2008	2009	2010
	$	$	$

Share options	483,546	1,041,868	1,882,511
Restricted shares	3,541,234	3,236,634	4,072,536

Total share-based compensation expense	4,024,780	4,278,502	5,955,047

Restricted shares
In July 2006, the Company adopted the Share Incentive Plan (the “Share Incentive Plan”) upon which the Compensation Committee (the “Committee”) of the Board of Directors can authorize to make awards of Restricted Shares to any participant selected by the Committee in such amounts under terms and conditions as determined by the Committee. Restricted Shares shall be subject to restrictions on transferability and other restrictions as the Committee may impose (including, without limitation, limitations on the right to vote Restricted Shares or the right to receive dividends on the Restricted Share). These restrictions may lapse separately or in combination at such times, pursuant to such circumstances, in such installments, or otherwise, as the Committee determines at the time of the grant of the Award or thereafter.

The following is a summary of activities under the Plan:

	Number of shares	Weighted average grant date fair value

Non-vested at January 1, 2010	41,139,713	$0.28
Granted	27,528,391	$0.41
Vested	(12,028,839)	$0.25
Repurchased	(9,057,633)	$0.36

Nonvested at December 31, 2010	47,581,632	$0.35

The fair value of the restricted shares was based on the market price on the date of grant.
As of December 31, 2010 there was  $13,474,510 of total unrecognized compensation cost related to nonvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 3.50 years. The total fair value of shares vested during the years ended December 31, 2008, 2009, and 2010 was  $5,723,692,  $8,960,326 and  $13,032,862, respectively.
In June and July 2008, the Company accelerated the vesting of 1,365,397 restricted shares upon the resignation of two senior executives. The modification gave rise to incremental compensation cost of  $417,791 which was recognized as compensation expense in 2008.
Share Options
In May 2008, the Company revised the Share Incentive Plan and introduced stock options as a compensation instrument to its employees. Under the terms of the revised Share Incentive Plan, share options are granted to employees at exercise prices equal to the Company’s share price on the grant date. The Company’s stock options expire five years from their grant date and generally vest one third per annum on the anniversary of the grant date.
During 2008, 2009 and 2010, the Company granted 14,512,157, 15,419,650 and 21,630,267 share options, respectively, to its board of directors and employees. Those share options will vest one third per annum on the anniversary of the grant date.

A summary of the option activity is as follows:

		Weighted	Weighted Average
	Number	Average	Remaining	Aggregate
	of Options	Exercise Price	Contractual Term	Intrinsic Value

Options outstanding at January 1, 2010	24,337,277	0.22
Granted	21,630,267	0.46
Exercised	(4,503,300)	0.24
Cancelled or Forfeited	(6,192,521)	0.33
Options outstanding at December 31, 2010	35,271,723	0.35	6.70	4,290,081
Options vested or expected to vest at December 31, 2010	29,452,248	0.35	6.75	3,347,285
Options exercisable at December 31, 2010	4,776,616	0.26	5.71	985,768
Total intrinsic value of options exercised for the years ended December 31, 2008, 2009 and 2010 were  $nil,  $409,039 and  $1,020,370, respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2008, 2009 and 2010 was  $0.21,  $0.11 and  $0.17, respectively, computed using the Black-Scholes-Merton closed-form option valuation model using the following weighted average assumptions:

	2008	2009	2010
Risk free rate of return	2.03%	1.30%	1.26%
Expected life	3.50	3.50	3.50
Volatility ratio	70.7%	88.9%	81.80%
Dividend yield	—	—	—
The Company estimated the expected life, which represents its best estimate of the period of time from the grant date that it expects the stock options to remain outstanding, using the simplified method. Under this method, the Company estimates the expected life of its stock options as the mid-point between their time to vest and their contractual term. The Company applied the simplified method because it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected life due to the limited period of time that has elapsed since its first option grant.
The Company estimated the expected volatility upon historical volatility of its own stock price. The Company used U.S. Treasury rates in effect at the time of the grants for the risk-free rates.
As of December 31, 2010, the Company had  $3,324,289 of unrecognized share-based compensation cost related to unvested share options, which it expects to recognize over a weighted-average period of 2.07 years.

Tax Expense	12 Months Ended
Dec. 31, 2010
Tax Expense [Abstract]
TAX EXPENSE
14.	TAX EXPENSE
The Company mainly operates in PRC, Singapore, Switzerland, United States, Japan and Hong Kong. In 2010, the Company established several entities in various jurisdictions.
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.
Hong Kong
The Company’s fully-owned subsidiary, Mutual Luck Enterprises Limited (“TML”) was subject to Hong Kong profit tax at a rate of 17.5%, 16.5% and 16.5% in 2008, 2009 and 2010, respectively. No Hong Kong profit tax has been provided as TML has not had assessable profit that was earned in or derived from Hong Kong during the years presented.
Singapore
The Company’s fully-owned subsidiary, Trina Solar Singapore Pte. Ltd. (“TSI”) and Trina Solar Energy Development Pte. Ltd. (“TED”) were subject to Singapore profit tax at a rate of 17% in 2009 and 2010. No Singapore profit tax has been provided as TSI and TED did not have assessable profit that was earned in or derived from Singapore during the year presented.
Switzerland
The Company’s fully owned subsidiary, Trina Solar (Switzerland) Ltd (“TSW”) was subject to Switzerland profit tax at an effective rate of 10.12% in 2010.
United States
The Company’s fully owned subsidiaries, Trina Solar (U.S.) Inc. (“TUS”), Trina Solar (U.S.) Development LLC (“TUP”) and TP-CA-SOUTH LLC (“TP-CA”) were subject to United States profit tax at a rate of 40% in 2010.
Japan
The Company’s fully owned subsidiary, Trina Solar (Japan) Limited (“TJP”) was subject to Japan profit tax at a rate of 40% in 2010.

PRC
Under PRC’s Enterprise Income Tax Law (“New EIT Law”), effective from January 1, 2008, domestically-owned enterprises and FIEs are subject to a uniform tax rate of 25%. In April 2009, the Company received notification from a PRC tax authority which revoked a previous approval for the tax holiday on taxable income related to registered capital contributions made in 2008. As a result, during the year ended December 31, 2009, the Company recorded additional income tax expense of  $6,513,160 for taxable profit arising from Trina China subsequent to January 1, 2008.
Under the New EIT Law, the EIT rate shall be reduced to 15% for stated-encouraged High and New Technology Enterprises (“HNTE”). Trina China obtained a HNTE certificate in 2008 and was therefore entitled to a reduced EIT rate of 15% from 2008 to 2010.
The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interests and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. At December 31, 2010, the amounts of gross unrecognized tax benefits were  $2,348,032. The aforementioned liability is recorded in liability for uncertain tax positions in the consolidated balance sheet. In accordance with the Company’s policies, it accrues and classifies interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months.
There is no unrecognized tax benefit for the years ended December 31, 2008 and 2009. The following table indicates the changes to the Company’s unrecognized tax benefits for the year ended December 31, 2010.

$
Beginning balance	—

Gross increases — additions for tax positions for the year	2,348,032

Ending balance	2,348,032

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2005 through 2010 on non-transfer pricing matters, and from 2000 through 2010 on transfer pricing matters.
The provision for income taxes by tax jurisdictions for the years ended December 31, 2008, 2009 and 2010 is as follows:

	Years ended December 31,
	2008	2009	2010
	As adjusted	As adjusted
	$	$	$

Profit (loss) from operations before income tax:
PRC	77,879,740	135,683,290	181,458,007
Switzerland	—	—	200,309,460
United States	—	—	7,704,044
Other jurisdictions	(12,531,179)	(14,761,022)	(29,949,333)

Total profit before income tax	65,348,561	120,922,268	359,522,178

Current tax expense (benefit):
PRC	8,051,558	35,248,557	32,166,137
Switzerland	—	—	21,802,460
United States	—	—	3,457,769
Others	—	—	99,283

Deferred tax benefit:
PRC	(3,442,023)	(10,552,726)	(9,011,416)
Switzerland	—	—	(68,883)
United States	—	—	(376,152)

Total income tax expense	4,609,535	24,695,831	48,069,198

A reconciliation between the provision for income tax computed by applying the applicable enterprise income tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2008	2009	2010

Applicable enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rate in other jurisdiction	4.8%	2.9%	-5.5%
Effect of reduced tax rate	-21.1%	-11.1%	-5.2%
Tax credits for purchase of domestic equipment	-1.1%	—%	—%
Effect of different reversal rate	-9.4%	-1.6%	-2.4%
Effect of change in valuation allowance	8.9%	0.8%	0.8%
Cancellation of preferential tax rate	—	4.7%	—%
Tax effect of permanent differences	—	-0.3%	0.0%
Unrecognized tax benefits	—	—	0.7%

	7.1%	20.4%	13.4%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years ended December 31,
	2008	2009	2010
	$	$	$

The aggregate effect	$13,896,436	—	—
Per share effect—basic	$0.01	—	—
Per share effect—diluted	$0.01	—	—

The principal components of its deferred income tax assets are as follows:

	Years ended December 31,
	2008	2009	2010
	$	$	$
Deferred tax assets:
Bad debts provision and others	240,994	1,759,248	7,673,965
Deferred revenues	408,378	2,693,787	1,005,139
Accrued expenses	1,641,155	3,678,010	6,147,803
Long-term payables	—	4,352,416	4,921,134
Inventory write-down	4,842,997	4,086,801	4,049,350
Advance to suppliers provision	1,374,293	1,051,551	1,793,446
Warranty provision	2,807,489	5,255,845	9,677,718

Total deferred tax assets	11,315,306	22,877,658	35,268,555

Valuation allowance on deferred tax assets	(6,398,723)	(7,408,349)	(10,342,795)

Net deferred tax assets	4,916,583	15,469,309	24,925,760

Analysis as:
Current	2,109,095	5,543,246	10,258,325
Noncurrent	2,807,488	9,926,063	14,667,435

Total	4,916,583	15,469,309	24,925,760

Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. As of December 31, 2010, a valuation allowance of  $10,342,795 has been recorded in order to measure only the portion of the deferred tax asset that more likely than not will be realized.
Undistributed earnings of the Company’s subsidiaries of approximately  $551.5 million at December 31, 2010 are considered to be indefinitely reinvested and accordingly, no provision for income taxes has been provided.

Distribution of Profit	12 Months Ended
Dec. 31, 2010
Distribution of Profit [Abstract]
DISTRIBUTION OF PROFIT
15.	DISTRIBUTION OF PROFIT
Pursuant to the relevant laws and regulations for foreign investment enterprises in the PRC and the articles of association of Trina China, the Company is required to maintain two statutory non-distributable reserves, a general reserve fund and a staff welfare and bonus fund. Appropriations to such reserves are made out of net profit after taxation of Trina China. Trina China is required to transfer 10% of its profit after taxation, as reported in its PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of its registered capital. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase paid-in capital. Trina China is also required to allocate a portion of its net profit after taxation to its staff welfare and bonus fund. However, the amount to be allocated to the staff welfare and bonus fund is at the sole discretion of the board of directors. PRC regulations currently permit payment of dividends out of Trina China’s accumulated profits only as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, Trina China is restricted in its ability to transfer a portion of net profit in the form of dividends.
The amount of the non-distributable general reserve fund was  $14,212,644,  $25,311,389 and  $41,302,496 as of December 31, 2008, 2009 and 2010, respectively. The amount of the welfare fund and bonus fund was  $Nil as of December 31, 2008, 2009 and 2010, respectively, as the Board of Directors elected not to make any appropriations to this fund.
The amount that is not subject to restrictions, and which may be transferred from Trina China in the form of dividends, loans or advances, is  $126,192,486,  $226,081,199 and  $370,001,161 as of December 31, 2008, 2009 and 2010, respectively.
As a result of these PRC laws and regulations, the Company’s PRC subsidiary is restricted in its ability to transfer the registered capital and general reserve fund to Trina in the form of dividends, loans or advances and the restricted portion amounted to  $204,212,644,  $410,311,389 and  $497,302,496 as of December 31, 2008, 2009 and 2010, respectively.

Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2010
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
16.	RELATED PARTY TRANSACTIONS AND BALANCES
Related party balances
The amounts due to related parties is  $nil,  $nil and  $668,983 as of December 31, 2008, 2009 and 2010, respectively, include payable to Changzhou Youze S&T Co., Ltd and Changzhou Junhe mechanical Co., Ltd. controlled by Mr. Weizhong Wu and Mr. Weifeng Wu, respectively, the brother of Ms. Chunyan Wu, for Trina China’s purchase of wafers.
Related party transactions
In 2008, 2009 and 2010 Trina China purchased wafers for a total price of RMB79,416,882 (US $11,500,242), RMB36,980,734 (US $5,415,446) and RMB 69,890,654 (US $10,553,196), respectively, from Changzhou Youze S&T Co., Ltd., a company controlled by Mr. Weizhong Wu, the brother of Ms. Chunyan Wu. The transactions were approved by the audit committee.
In 2009, Mr. Jifan Gao and his wife, Ms Chunyan Wu, have guaranteed repayment of the Facility (see Note 10), under which  $275,086,596 was outstanding as of December 31, 2010.
In 2010, Trina China purchased equipment maintenance services for a total price of RMB10,811,133 (US $1,611,704) from Changzhou Junhe mechanical Co., Ltd., a company controlled by Mr. Weifeng Wu, the brother of Ms. Chunyan Wu.
In 2010, Trina China provided PV technical consulting services for a total price of RMB 3,000,000 (US $452,987) to Shanghai Zhenhe New Energy S&T Development Co., Ltd., a company invested by Trina China with 20% shares. The transactions were approved by the audit committee.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES
a)	Capital commitments
As of December 31, 2010, the Company’s commitments to purchase property, plant and equipment is approximately  $177.6 million associated with the expansion of the Company’s solar module business.
b)	Materials purchase commitments
As of December 31, 2010, the Company had entered into certain long-term silicon procurement contracts, under which the Company agreed to purchase silicon materials in an aggregate amount of approximately  $14.6 billion over the next four to seven years.

c)	Operating lease commitments
The Company had operating lease agreements principally for its office properties in the PRC. The Company’s lease expense was  $279,733,  $827,707 and  $1,988,081 for the years ended December 31, 2008, 2009 and 2010, respectively.
Future minimum lease payments are as follows:

Year ending December 31
2011	885,933
2012	1,102,148

Total	1,988,081

d)	Contingencies
In July 2010 the Company was brought aware of a contingent liability in the form of legal action brought against its Hong Kong subsidiary, Top Energy International Limited (“TEI”). The action stems from a 2008 transaction involving the exchange of silicon materials and subsequent claims involving material qualities. Given the claims were made outside contractual time limitations and upon disputed testing methodology, the Company believes the claimant would be unlikely to prevail. If, however, the claimant proved successful in such legal actions, the Company may become obligated to incur damages of up to approximately  $4.0 million.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
SEGMENT INFORMATION
18.	SEGMENT INFORMATION
The Company operates in a single reportable business segment which is comprised of the production of mono- and multi-crystalline silicon ingots, wafers, cells and related products and the subsequent assembly and marketing of solar modules, which are panels packed with interconnected solar cells that convert sunlight into electricity. The Company’s chief operating decision maker is the chief executive officer of the Company. The basis for attributing revenue from external customers to individual countries is the customers’ country of incorporation.
The following table summarizes the Company’s net revenues generated from different geographic locations:

	Years ended December 31,
	2008	2009	2010
	$	$	$
Europe:
- Germany	198,529,460	286,219,970	447,315,689
- Spain	270,548,479	101,849,024	404,130,517
- Italy	149,684,950	166,062,299	409,560,784
- Belgium	114,418,063	173,422,962	87,327,868
- Others	22,222,876	60,598,197	87,786,895

Europe Total	755,403,828	788,152,452	1,436,121,753
China	30,390,236	24,434,338	70,782,741
Mongolia	—	79,848	—
United States	14,699,248	13,238,207	262,300,116
Others	31,407,540	19,230,730	88,484,664

Total net revenues	831,900,852	845,135,575	1,857,689,274

All the identifiable long-lived assets of the Company are located in the PRC.

Major Customers and Suppliers	12 Months Ended
Dec. 31, 2010
Major Customers and Suppliers [Abstract]
MAJOR CUSTOMERS AND SUPPLIERS
19.	MAJOR CUSTOMERS AND SUPPLIERS
The following table summarizes a customer which contributed greater than 10% of net revenue or accounts receivable:

	Net revenue			Accounts receivable
	Year ended December 31,			December 31,
	2008	2009	2010	2008	2009	2010
	$	$	$	$	$	$
Company A	58,430,433	80,339,735	26,553,606	55,796,138	35,086,664	13,326,109
The following table summarizes suppliers which contributed to greater than 10% of total advances to suppliers:

	Advance to suppliers
	December 31,
	2008	2009	2010
	$	$	$
Company I	62,810,715	60,909,170	55,231,207
Company II	16,111,053	15,867,279	35,987,103
Company III	24,000,000	21,600,000	15,593,040
Company IV	15,907,300	14,269,020	6,450,121
Company V	5,875,000	—	—
Company VI	—	17,744,468	10,611,000

Change in Method of Share Lending Facilities Agreement	12 Months Ended
Dec. 31, 2010
Change in Method of Share Lending Facilities Agreement [Abstract]
CHANGE IN METHOD OF SHARE LENDING FACILITIES AGREEMENT
20.	CHANGE IN METHOD OF SHARE LENDING FACILITIES AGREEMENT
On January 1, 2010, the Company adopted ASC 470-20 (former EITF 09-1, “Accounting for Own-Share Lending Arrangements in Contemplation of Convertible debt Issuance or Other Financing”). Accordingly, the share lending arrangement has been measured at fair value and recognized as an issuance cost associated with the convertible debt offering. As a result, additional debt issuance costs of  $4.1 million were retrospectively recorded on the issuance date with a corresponding increase to additional paid-in capital. The debt issuance costs have also been retrospectively amortized over the life of the convertible notes. The adoption of ASC 470-20 resulted in additional interest expenses of  $621,246 and  $1,357,813 in year 2008 and 2009, respectively. Fair value of the loan shares as of December 31, 2010 is  $190,788,407. The unamortized amount of the issuance cost associated with the share lending arrangement as of December 31, 2010 is  $729,127. The issuance cost associated with the share lending arrangement as of December 31, 2010 was included in convertible notes in the liabilities of the consolidated balance sheet.
Consolidated Statement of Operations — 2008

	As previously
	reported	As adjusted	Effect of change
	$	$	$
Interest expenses	(23,936,455)	(24,557,701)	(621,246)
Income before tax	65,969,807	65,348,561	(621,246)
Net Income	61,360,272	60,739,026	(621,246)
Consolidated Statement of Operations — 2009

	As previously
	reported	As adjusted	Effect of change
	$	$	$
Interest expenses	(25,737,266)	(27,095,079)	(1,357,813)
Income before tax	122,280,081	120,922,268	(1,357,813)
Net Income	97,584,250	96,226,437	(1,357,813)

Consolidated Balance Sheet — December 31, 2008

	As previously
	reported	As adjusted	Effect of change
	$	$	$
Convertible notes	133,248,054	129,803,300	(3,444,754)
Total liabilities	507,059,316	503,614,562	(3,444,754)
Additional paid in capital	308,898,326	312,964,326	4,066,000
Retained earnings	112,712,460	112,091,214	(621,246)
Total shareholder’s equity	433,056,511	436,501,265	3,444,754
Consolidated Balance Sheet — December 31, 2009

	As previously
	reported	As adjusted	Effect of change
	$	$	$
Convertible notes	135,122,565	133,035,624	(2,086,941)
Total Liabilities	871,472,972	869,386,031	(2,086,941)
Additional paid in capital	455,453,178	459,519,178	4,066,000
Retained earnings	210,296,710	208,317,651	(1,979,059)
Total shareholder’s equity	677,225,113	679,312,054	2,086,941
Consolidated Statement of Cash Flow — 2008

	As previously
	reported	As adjusted	Effect of change
	$	$	$
Net income	61,360,272	60,739,026	(621,246)
Amortization of convertible bonds	1,162,141	1,783,387	621,246
Net cash used in operating activities	(30,920,185)	(30,920,185)	—
Consolidated Statement of Cash Flow — 2009

	As previously
	reported	As adjusted	Effect of change
	$	$	$
Net income	97,584,250	96,226,437	(1,357,813)
Amortization of convertible bonds	2,547,382	3,905,195	1,357,813
Net cash provided by operating activities	101,150,490	101,150,490	—